Exhibit 99.1

World Omni Auto Receivables Trust 2013-B

Monthly Servicer Certificate

July 31, 2015

Dates Covered
Collections Period	07/01/15 - 07/31/15
Interest Accrual Period	07/15/15 - 08/16/15
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/15	358,692,444.55	22,140
Yield Supplement Overcollateralization Amount at 06/30/15	9,969,174.56	0
Receivables Balance at 06/30/15	368,661,619.11	22,140
Principal Payments	15,982,405.48	455
Defaulted Receivables	810,980.88	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/15	9,316,003.66	0
Pool Balance at 07/31/15	342,552,229.09	21,647

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	44.46%

Prepayment ABS Speed	1.58%

Overcollateralization Target Amount	15,414,850.31
Actual Overcollateralization	15,414,850.31

Weighted Average APR	3.33%
Weighted Average APR, Yield Adjusted	5.03%
Weighted Average Remaining Term	43.30

Delinquent Receivables:
Past Due 31-60 days	6,019,202.59	314
Past Due 61-90 days	1,593,791.46	80
Past Due 91 + days	504,403.61	29
Total	8,117,397.66	423

Total 31+ Delinquent as % Ending Pool Balance	2.37%

Recoveries	484,902.45

Aggregate Net Losses/(Gains) - July 2015	326,078.43
Current Net Loss Ratio (Annualized)	1.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.00%

Flow of Funds	$ Amount

Collections	17,491,435.32
Advances	51.43
Investment Earnings on Cash Accounts	2,330.33
Servicing Fee	(307,218.02)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	17,186,599.06

Distributions of Available Funds
(1) Class A Interest	270,919.45
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,413,905.77
(7) Distribution to Certificateholders	1,479,400.94
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	17,186,599.06

Servicing Fee	307,218.02
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 07/15/15	342,551,284.55
Principal Paid	15,413,905.77
Note Balance @ 08/17/15	327,137,378.78

Class A-1
Note Balance @ 07/15/15	0.00
Principal Paid	0.00
Note Balance @ 08/17/15	0.00
Note Factor @ 08/17/15	0.0000000%

Class A-2
Note Balance @ 07/15/15	0.00
Principal Paid	0.00
Note Balance @ 08/17/15	0.00
Note Factor @ 08/17/15	0.0000000%

Class A-3
Note Balance @ 07/15/15	217,266,284.55
Principal Paid	15,413,905.77
Note Balance @ 08/17/15	201,852,378.78
Note Factor @ 08/17/15	85.8946293%

Class A-4
Note Balance @ 07/15/15	109,676,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	109,676,000.00
Note Factor @ 08/17/15	100.0000000%

Class B
Note Balance @ 07/15/15	15,609,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	15,609,000.00
Note Factor @ 08/17/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	293,292.35
Total Principal Paid	15,413,905.77
Total Paid	15,707,198.12

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	150,275.85
Principal Paid	15,413,905.77
Total Paid to A-3 Holders	15,564,181.62

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3940592
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.7096821
Total Distribution Amount	21.1037413

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6394717
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	65.5910884
Total A-3 Distribution Amount	66.2305601

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/15	69,549.31
Balance as of 07/31/15	69,600.74
Change	51.43

Reserve Account
Balance as of 07/15/15	1,903,544.61
Investment Earnings	242.52
Investment Earnings Paid	(242.52)
Deposit/(Withdrawal)	-
Balance as of 08/17/15	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61